ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		$ 9,644	$ 7,176	$ 6,322
Other comprehensive income (loss)		323	576	(202)
Other items (note 26)		0	9	0
Balance as		13,474	9,644	7,176
Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		4,611	3,838	3,533
Other comprehensive income (loss)		128	358	(86)
Other items (note 26)		6	17	49
Balance as		4,967	4,611	3,838
Limited Partners | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	[1]	736	555	655
Other comprehensive income (loss)	[1]	128	358	(86)
Other items (note 26)	[1]		(177)	(6)
Balance as	[1]	864	736	555
Limited Partners | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		957	1,042
Other comprehensive income (loss)		19	93
Other items (note 26)			(178)
Balance as		976	957	1,042
Limited Partners | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(891)	(889)
Other comprehensive income (loss)		56	(5)
Other items (note 26)			3
Balance as		(835)	(891)	(889)
Limited Partners | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		215	99
Other comprehensive income (loss)		(187)	117
Other items (note 26)			(1)
Balance as		28	215	99
Limited Partners | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(130)	(140)
Other comprehensive income (loss)		104	9
Other items (note 26)			1
Balance as		(26)	(130)	(140)
Limited Partners | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(4)	(9)
Other comprehensive income (loss)		4	5
Other items (note 26)			0
Balance as		0	(4)	(9)
Limited Partners | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(30)	(13)
Other comprehensive income (loss)		3	(17)
Other items (note 26)			0
Balance as		(27)	(30)	(13)
Limited Partners | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		619	465
Other comprehensive income (loss)		129	156
Other items (note 26)			(2)
Balance as		748	619	465
General Partner
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		27	23	24
Other comprehensive income (loss)		(1)	4	(1)
Balance as		25	27	23
General Partner | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	[1]	7	4	5
Other comprehensive income (loss)	[1]	(1)	4	(1)
Other items (note 26)	[1]		(1)
Balance as	[1]	6	7	4
General Partner | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		7	7
Other comprehensive income (loss)		0	1
Other items (note 26)			(1)
Balance as		7	7	7
General Partner | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(5)	(5)
Other comprehensive income (loss)		(1)	0
Other items (note 26)			0
Balance as		(6)	(5)	(5)
General Partner | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		3	1
Other comprehensive income (loss)		(2)	2
Other items (note 26)			0
Balance as		1	3	1
General Partner | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(1)	(1)
Other comprehensive income (loss)		1	0
Other items (note 26)			0
Balance as		0	(1)	(1)
General Partner | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		0	0
Other comprehensive income (loss)		0	0
Other items (note 26)			0
Balance as		0	0	0
General Partner | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		0	0
Other comprehensive income (loss)		0	0
Other items (note 26)			0
Balance as		0	0	0
General Partner | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		3	2
Other comprehensive income (loss)		1	1
Other items (note 26)			0
Balance as		4	3	2
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		1,860	1,518	1,321
Other comprehensive income (loss)		56	147	(32)
Other items (note 26)		(6)	(15)	(49)
Balance as		2,012	1,860	1,518
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	[1]	331	254	283
Other comprehensive income (loss)	[1]	56	147	(32)
Other items (note 26)	[1]		(70)	6
Balance as	[1]	387	331	254
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		417	447
Other comprehensive income (loss)		8	38
Other items (note 26)			(68)
Balance as		425	417	447
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(365)	(358)
Other comprehensive income (loss)		26	(4)
Other items (note 26)			(3)
Balance as		(339)	(365)	(358)
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		88	38
Other comprehensive income (loss)		(77)	49
Other items (note 26)			1
Balance as		11	88	38
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(58)	(61)
Other comprehensive income (loss)		44	4
Other items (note 26)			(1)
Balance as		(14)	(58)	(61)
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(3)	(4)
Other comprehensive income (loss)		1	2
Other items (note 26)			(1)
Balance as		(2)	(3)	(4)
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(9)	(2)
Other comprehensive income (loss)		1	(7)
Other items (note 26)			0
Balance as		(8)	(9)	(2)
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		261	194
Other comprehensive income (loss)		53	65
Other items (note 26)			2
Balance as		$ 314	$ 261	$ 194

[1]	Refer to Note 27, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.